UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:7/31/06

Item 1.  Schedule of Investments.

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited)
July 31, 2006

	Shares	Market Value
Common Stocks - 1.37%
Diversified Companies - 1.37%
Berkshire Hathaway, Inc- Class A*	83	$ 7,602,800
Total Common Stocks (cost $7,520,267)		7,602,800

Bond Funds - 5.06%
iShares Lehman Aggregate Bond Fund	285,000	28,044,000
Total Bond Funds (cost $27,897,242)		28,044,000

Equity Funds - 91.62%
Emerging Markets - 1.73%
iShares MSCI Emerging Markets Index Fund	100,000	9,610,000

International Equity - 15.56%
iShares MSCI EAFE Index Fund	1,100,000	72,512,000
iShares MSCI Germany Index Fund	600,000	13,734,000
		86,246,000
Large Cap Blend - 24.80%
SPDR Trust Series 1	1,075,000	137,438,750

Large Cap Growth - 10.78%
iShares Russell 1000 Growth Index Fund	835,000	41,223,950
Nasdaq-100 Index Tracking Stock Fund	500,000	18,550,000
		59,773,950
Large Cap Value - 12.81%
iShares Russell 1000 Value Index Fund	620,000	46,307,800
Vanguard Value VIPERs	400,000	24,680,000
		70,987,800
Mid Cap Blend - 3.57%
Vanguard Mid-Cap VIPERs	300,000	19,803,000

Mid Cap Growth - 2.50%
iShares Russell Midcap Growth Index Fund	150,000	13,857,000

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
July 31, 2006

	Shares	Market Value
Speciality - 19.87%
SPDR Consumer Staples Select Sector Fund	995,000	$ 24,447,150
SPDR Financial Select Sector	600,000	19,848,000
SPDR Industrial Select Sector Fund	585,000	18,643,950
SPDR Utilities Select Sector	700,000	23,688,000
StreetTRACKS Gold Trust*	200,000	12,632,000
Vanguard Health Care VIPERs	200,000	10,894,000
		110,153,100

Total Equity Funds (cost $494,362,256)		507,869,600

Money Market Funds - 2.78%
Goldman Sachs Prime Obligation Fund	1,440,256	1,440,256
Milestone Treasury Obligation Portfolio - Institutional Class	14,000,000	14,000,000
Total Money Market Funds (cost $15,440,256)		15,440,256

Total Investments (cost $545,220,021) - 100.83%		$ 558,956,656
Other Assets less Liabilities - (0.83)%		(4,614,006)
NET ASSETS - 100.00%		$ 554,342,650

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

At July 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 16,405,566
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(2,668,931)
Net unrealized appreciation:		$ 13,736,635

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited)
July 31, 2006

	Shares	Market Value
Common Stock - 1.00%
Diversified Companies - 1.00%
Berkshire Hathaway, Inc- Class A*	13	$ 1,190,800
Total Common Stocks (cost $1,135,236)		1,190,800

Bond Funds - 18.44%
iShares Lehman Aggregate Bond Fund	120,000	11,808,000
iShares Lehman 7-10 Year Treasury Bond Fund	66,000	5,364,480
iShares Lehman 20+ Year Treasury Bond Fund	25,000	2,145,250
Van Kampen Senior Income Trust	305,000	2,555,900
Total Bond Funds (cost $21,774,855)		21,873,630

Equity Funds - 44.85%
International Equity - 5.56%
iShares MSCI EAFE Index Fund	100,000	6,592,000

Large Cap Blend - 11.44%
iShares Morningstar Large Core Index Fund	40,000	2,703,600
SPDR Trust Series I	85,000	10,867,250
		13,570,850
Large Cap Value - 9.76%
iShares Russell 1000 Value Index Fund	155,000	11,576,950

Mid Cap Blend - 9.82%
iShares Morningstar Mid Core Index Fund	42,000	3,055,920
Vanguard Mid-Cap VIPERs	130,000	8,581,300
		11,637,220
Large Cap Growth - 2.50%
iShares Russell 1000 Growth Index Fund	60,000	2,962,200

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
July 31, 2006

	Shares	Market Value
Speciality - 5.77%
SPDR Utilities Select Sector	35,000	$ 1,184,400
Vanguard Consumer Staples VIPERs	50,000	2,987,500
Vanguard Health Care VIPERs	49,000	2,669,030
		6,840,930

Total Equity Funds (cost $48,569,800)		53,180,150

Money Market Funds - 39.90%	Shares
Goldman Sachs Prime Obligation Fund	11,321,462	11,321,462
Milestone Treasury Obligation Portfolio- Institutional Class	36,000,000	36,000,000
Total Money Market Funds (cost $47,321,462)		47,321,462

Total Investments (cost $118,801,353) - 104.19%		$ 123,566,042
Other Assets less Liabilities - (4.19)%		(4,973,171)
NET ASSETS - 100.00%		$ 118,592,871

* Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts
VIPERs - Vanguard Index Participation Equity Receipts

At July 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 4,839,901
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(75,212)
Net unrealized appreciation:		$ 4,764,689

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited)
July 31, 2006

	Shares	Market Value
Equity Funds - 88.46%
Emerging Markets - 20.09%
iShares MSCI Emerging Markets Index Fund	40,000	$ 3,844,000
iShares S&P Latin America 40 Fund	40,000	5,599,600
Vanguard Emerging Market VIPERs	20,000	1,238,800
		10,682,400
International Equity - 6.20%
iShares MSCI EAFE Index Fund	50,000	3,296,000

Large Cap Blend - 9.62%
SPDR Trust Series 1	40,000	5,114,000

Large Cap Growth - 5.11%
iShares Russell 1000 Growth Index Fund	10,000	493,700
Nasdaq 100 Share Index Unit Series 1	60,000	2,226,000
		2,719,700
Large Cap Value - 12.63%
Diamonds Trust Series I	40,000	4,476,000
iShares Russell 1000 Value Index Fund	30,000	2,240,700
		6,716,700
Mid Cap Blend - 5.86%
iShares Russell Midcap Index Fund	20,000	1,793,800
Vanguard Mid-Cap VIPERs	20,000	1,320,200
		3,114,000
Small Cap Blend - 3.93%
iShares Russell 2000 Index Fund	30,000	2,090,400

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
July 31, 2006

	Shares	Market Value
Speciality - 25.02%
iPATH Dow Jones AIG Commodity Index Total Return	10,000	$ 511,500
Oil Service HOLDRS Trust	2,700	393,633
SPDR Consumer Staples Select Sector Fund	200,000	4,914,000
SPDR Energy Select Sector Fund	20,000	1,173,000
SPDR Financial Select Sector Fund	50,000	1,654,000
SPDR Industrials Select Sector Fund	35,000	1,115,450
SPDR Materials Select Sector	30,000	927,000
SPDR Utilities Select Sector Fund	40,000	1,353,600
StreetTracks Gold Trust*	20,000	1,263,200
		13,305,383

Total Equity Funds (cost $46,396,262)		47,038,583

Money Market Funds - 23.06%
Goldman Sachs Prime Obligation Fund	10,260,314	10,260,314
Milestone Treasury Obligation Portfolio- Institutional Class	2,000,000	2,000,000
Total Money Market Funds (cost $12,260,314)		12,260,314

Total Investments (cost $58,656,576) - 111.52%		$ 59,298,897
Other Assets less Liabilities - (11.52)%		(6,126,563)
NET ASSETS - 100.00%		$ 53,172,334

EAFE- Europe, Australasia, Far East
HOLDRs - Holding Company Depositary Receipts
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

At July 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 821,090
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(178,769)
Net unrealized appreciation:		$ 642,321

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited)
July 31, 2006

	Shares	Market Value
Bond Funds - 0.79%
iShares Lehman 20+ Year Treasury Bond Fund	3,000	$ 257,430
Total Bond Funds (cost $251,546)		257,430

Equity Funds - 93.09%
Emerging Markets - 0.89%
iShares MSCI Emerging Markets Index Fund	3,000	288,300

International Equity - 15.92%
iShares Morningstar MSCI EAFE Growth Index Fund	15,000	929,700
iShares MSCI EAFE Index Fund	50,000	3,296,000
iShares MSCI Germany Index Fund	10,000	228,900
iShares MSCI Pacific ex-Japan Index Fund	2,000	216,880
iShares MSCI Spain Index Fund	4,000	174,000
WisdomTree Europe Small Cap Dividend*	6,000	322,140
		5,167,620
Large Cap Blend - 34.13%
iShares Morningstar Large Core Index Fund	41,000	2,771,190
iShares S&P 500 Index Fund	57,000	7,298,850
		10,070,040
Large Cap Growth - 0.76%
iShares Russell 1000 Growth Index Fund	5,000	246,850

Large Cap Value - 24.91%
iShares Russell 1000 Value Index Fund	60,000	4,481,400
iShares S&P 500 Value Index Fund	29,000	2,010,570
iShares Morningstar Large Value Index Fund	18,000	1,379,160
		7,871,130

Mid Cap Blend - 3.59%
iShares Morningstar Mid Core Index Fund	16,000	1,164,160

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
July 31, 2006

	Shares	Market Value
Mid Cap Growth - 1.71%
iShares Russell Midcap Growth Index Fund	6,000	$ 554,280

Speciality - 11.18%
iPATH Dow Jones AIG Commodity Index Total Return ETN	10,000	511,500
iPATH GSCI Total Return Index ETN	5,000	256,250
iShares S&P Global Financials Sector Fund	13,000	1,040,780
iShares DJ U.S. Telecom Sector Index Fund	24,000	628,560
iShares Morningstar Dow Jones U.S. Insurance Fund	6,000	289,920
SPDR Financial Select Sector Fund	13,000	430,040
SPDR Industrial Select Sector Fund	11,000	350,570
SPDR Materials Select Sector Fund	7,000	216,300
SPDR Utilities Select Sector Fund	14,000	473,760
Vanguard VIPERs Consumer Staples	11,000	657,250
		4,854,930

Total Equity Funds (cost $30,174,332)		30,217,310

Money Market Funds - 5.10%
Goldman Sachs Prime Obligation Fund	1,656,282	1,656,282
Total Money Market Funds (cost $1,656,282)		1,656,282

Total Investments (cost $32,082,160) - 98.98%		$ 32,131,022
Other Assets less Liabilities - 1.02%		332,024
NET ASSETS - 100.00%		$ 32,463,046

EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts

At July 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 335,067
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(286,205)
Net unrealized appreciation:		$ 48,862

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited)
July 31, 2006

	Shares	Market Value
Bond Funds - 20.28%
iShares Lehman Aggregate Bond Fund	3,000	$ 295,200
iShares Lehman 7-10 Year Treasury Bond Fund	15,000	1,219,200
iShares Lehman 20+ Year Treasury Bond Fund	17,000	1,458,770
iShares Lehman TIPs Bond Fund	14,000	1,407,140
Total Bond Funds (cost $4,346,133)		4,380,310

Equity Funds - 58.95%
International Equity - 9.37%
iShares MSCI EAFE Growth Index Fund	14,000	922,880
iShares MSCI Germany Index Fund	14,000	320,460
iShares MSCI Pacific ex-Japan Index Fund	2,000	216,880
iShares MSCI Singapore Index Fund	27,000	237,870
iShares MSCI Spain Index Fund	5,000	217,500
WisdomTree Europe Small Cap Dividend*	2,000	107,380
		2,022,970
Large Cap Blend - 19.98%
iShares Morningstar Large Core Index Fund	7,000	473,130
iShares S&P 500 Index Fund	30,000	3,841,500
		4,314,630
Large Cap Growth - 2.58%
iShares Morningstar MSCI EAFE Growth Index Fund	9,000	557,820

Large Cap Value - 25.34%
iShares Morningstar Large Value Index Fund	3,000	229,860
iShares Russell 1000 Value Index Fund	47,000	3,510,430
iShares S&P 500 Value Index Fund	25,000	1,733,250
		5,473,540
AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
July 31, 2006

	Shares	Market Value
Speciality - 1.68%
iPATH Dow Jones AIG Commodity Index Total Return ETN	1,500	$ 76,725
iPATH GSCI Total Return Index ETN	1,500	76,875
iShares DJ U.S. Telecom Sector Index Fund	8,000	209,520
		363,120

Total Equity Funds (cost $12,593,399)		12,732,080

Money Market Funds - 35.14%
Goldman Sachs Prime Obligation Fund	7,589,169	7,589,169
Total Money Market Funds (cost $7,589,169)		7,589,169

Total Investments (cost $24,528,701) - 114.37%		$ 24,701,559
Other Assets less Liabilities - (14.37)%		(3,104,765)
NET ASSETS - 100.00%		$ 21,596,794

EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
TIP- Treasury Inflation Protected

At July 31, 2006, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 209,256
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(36,398)
Net unrealized appreciation:		$ 172,858

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By    /s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date 9/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date 9/29/2006

By    /s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date 9/29/2006